StepStone Private Credit Income Fund

Consolidated Schedule of Investments

September 30, 2024 (unaudited)

Investment Funds					Acquisition Date	Principal Amount	Cost	Fair Value	Footnotes
Investment Funds - 2.50%									1,2,3
North America - 2.50%
Carlye Santiago Aggregator, L.P.					9/5/2024	N/A	$543,560	$535,527	4
Castlelake Consumer Receivables Opportunity III, L.P.					6/26/2024	N/A	2,371,850	2,366,622	4
Total North America							2,915,410	2,902,149
Total Investment Funds							$2,915,410	$2,902,149

Direct Lending	Investment Type	Interest Rate	Reference Rate	Basis Point Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans - 100.06%									1,5,6,7,8
North America - 100.06%
Alkeme Intermediary Holdings, LLC.	Delayed Draw	10.60%	3 Month SOFR	550	10/28/2026	$2,000,000	$1,694,807	$1,703,685	4,9,11,15
AmerCareRoyal, LLC	Delayed Draw	1.00%	3 Month SOFR	500	9/10/2030	597,590	—	—	4,9,10,15
AmerCareRoyal, LLC	Revolver	12.00%	3 Month SOFR	500	9/6/2031	385,542	135,937	135,937	4,9,15
AmerCareRoyal, LLC	First Lien Term Loan	9.85%	3 Month SOFR	500	9/6/2031	2,602,410	2,576,706	2,576,706	9,11,15
AmerCareRoyal, LLC	Delayed Draw	1.00%	3 Month SOFR	500	9/10/2030	414,458	(2,061)	(2,061)	4,9,10,15
Any Hour LLC	Delayed Draw	10.28%	3 Month SOFR	500	5/23/2030	692,473	61,629	62,183	4,9,13
Any Hour LLC	Revolver	10.12%	3 Month SOFR	500	5/23/2030	346,320	105,915	105,836	4,9,13
Any Hour LLC	First Lien Term Loan	9.60%	3 Month SOFR	500	5/23/2030	2,366,364	2,331,948	2,332,292	9,11,13
Apex Service Partners, LLC	Delayed Draw	9.86%	3 Month SOFR	500	9/24/2031	2,163,687	228,430	228,430	9,15
Argano LLC	First Lien Term Loan	10.85%	3 Month SOFR	575	9/13/2029	3,188,406	3,140,862	3,140,580	9,11,15
Argano LLC	Revolver	0.50%	3 Month SOFR	575	9/13/2029	115,942	(1,722)	(1,739)	4,9,10,15
Argano LLC	Delayed Draw	1.00%	3 Month SOFR	575	9/13/2029	695,652	(3,441)	(3,478)	4,9,10,15
Ari Network Services, Inc.	First Lien Term Loan	9.85%	3 Month SOFR	535	2/28/2026	1,146,658	1,131,047	1,132,797	9,11,14
ASP Global Holdings, LLC	Delayed Draw	10.10%	3 Month SOFR	525	7/31/2029	861,373	606,672	606,528	4,9,15
ASP Global Holdings, LLC	Revolver	0.50%	3 Month SOFR	525	7/31/2029	258,412	(2,505)	(2,548)	4,9,10,15
ASP Global Holdings, LLC	First Lien Term Loan	10.10%	3 Month SOFR	525	7/31/2029	2,080,215	2,060,313	2,059,706	9,11,15
Aviation Technical Services, Inc.	Revolver	10.87%	3 Month SOFR	575	7/12/2029	166,667	48,785	48,789	4,9,15

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

Direct Lending (continued)	Investment Type	Interest Rate	Reference Rate	Basis Point Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (continued)
North America (continued)
Aviation Technical Services, Inc.	First Lien Term Loan	11.05%	3 Month SOFR	575	7/12/2029	$1,333,333	$1,323,560	$1,323,645	9,11,15
Axis Portable Air, LLC	Delayed Draw	10.50%	3 Month SOFR	550	3/22/2028	1,293,322	588,585	589,471	4,9,15
Axis Portable Air, LLC	Revolver	0.50%	3 Month SOFR	550	3/22/2028	387,997	(2,842)	(2,607)	4,9,10,15
Berlin Rosen Acquisition, LLC	Revolver	10.52%	3 Month SOFR	550	1/14/2027	576,465	184,958	184,949	4,9,15
Berlin Rosen Acquisition, LLC	First Lien Term Loan	10.80%	3 Month SOFR	550	1/14/2027	2,256,940	2,228,728	2,228,728	9,11,15
Big Top Holdings, LLC	Revolver	0.50%	3 Month SOFR	625	3/1/2030	25,000	(476)	(456)	4,9,10,15
Big Top Holdings, LLC	First Lien Term Loan	11.10%	3 Month SOFR	625	3/1/2030	845,719	829,613	830,284	9,11,15
Brightmore Brands LLC	First Lien Term Loan	14.79%	3 Month SOFR	865	9/10/2029	3,330,028	3,280,078	3,280,078	9,11,17
CARDS Acquisition, Inc.	Delayed Draw	1.00%	3 Month SOFR	525	8/12/2029	1,304,348	(12,728)	(12,199)	4,9,10,15
CARDS Acquisition, Inc.	Revolver	10.38%	3 Month SOFR	425	8/12/2029	434,783	120,971	121,149	4,9,15
CARDS Acquisition, Inc.	First Lien Term Loan	10.35%	3 Month SOFR	525	8/12/2029	2,260,870	2,239,020	2,239,725	9,11,15
Carnegie Dartlet, LLC	Delayed Draw	0.50%	3 Month SOFR	550	2/7/2030	60,000	(262)	(229)	4,9,10,15
Carnegie Dartlet, LLC	Revolver	0.50%	3 Month SOFR	550	2/7/2030	20,000	(281)	(283)	4,9,10,15
Carnegie Dartlet, LLC	First Lien Term Loan	10.35%	3 Month SOFR	550	2/7/2030	169,050	166,663	166,658	9,11,15
Cerity Partners Equity Holding LLC	Delayed Draw	1.00%	3 Month SOFR	525	7/30/2029	3,589,744	(8,415)	(6,696)	4,9,10,15
Cerity Partners Equity Holding LLC	Revolver	0.50%	3 Month SOFR	525	7/28/2028	410,256	(974)	(765)	4,9,10,15
CSG Buyer, Inc.	Delayed Draw	1.00%	3 Month SOFR	525	7/29/2029	473,684	(1,158)	(8,142)	4,9,10,15
CSG Buyer, Inc.	Revolver	0.50%	3 Month SOFR	525	7/29/2029	157,895	(1,909)	(4,344)	4,9,10,15
CSG Buyer, Inc.	First Lien Term Loan	11.26%	3 Month SOFR	525	7/29/2029	2,362,500	2,333,408	2,334,094	9,11,15
Danforth Global, Inc.	First Lien Term Loan	10.32%	3 Month SOFR	525	12/21/2027	2,154,467	2,124,728	2,124,427	9,11,15
Danforth Global, Inc.	Delayed Draw	10.31%	3 Month SOFR	525	12/9/2027	160,000	118,110	119,997	4,9,15
Danforth Global, Inc.	First Lien Term Loan	10.31%	3 Month SOFR	525	9/20/2031	1,500,000	1,478,072	1,478,833	9,11,15
Danforth Global, Inc.	Delayed Draw	1.00%	3 Month SOFR	525	12/21/2027	170,732	(768)	(714)	4,9,10,11,15
Danforth Global, Inc.	Delayed Draw	1.00%	3 Month SOFR	525	12/9/2027	9,402	(42)	(39)	4,9,10,15
Dealer Services Network, LLC	First Lien Term Loan	10.77%	3 Month SOFR	575	2/9/2027	2,928,035	2,899,680	2,898,755	9,11,15
Dentive, LLC	First Lien Term Loan	11.35%	3 Month SOFR	675	12/22/2028	1,508,991	1,490,379	1,490,737	9,11,14

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

Direct Lending (continued)	Investment Type	Interest Rate	Reference Rate	Basis Point Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (continued)
North America (continued)
Dentive, LLC	Revolver	11.39%	3 Month SOFR	675	12/22/2028	$235,688	$34,848	$34,859	4,9,14
Dentive, LLC	Delayed Draw	11.35%	3 Month SOFR	675	12/22/2028	749,613	740,341	740,545	9,11,14
Emerson Parent LLC	Delayed Draw	10.30%	3 Month SOFR	500	7/2/2031	462,963	179,971	180,524	4,9,14
Emerson Parent LLC	Revolver	0.75%	3 Month SOFR	500	7/2/2031	185,185	(896)	(853)	4,9,10,14
Emerson Parent LLC	First Lien Term Loan	10.33%	3 Month SOFR	500	7/2/2031	1,851,852	1,842,593	1,843,323	9,11,14
ESCP DTFS INC.	First Lien Term Loan	10.10%	3 Month SOFR	550	9/28/2029	4,000,000	3,970,019	3,970,000	9,11,15
First Legal Buyer, Inc.	Delayed Draw	0.75%	3 Month SOFR	525	7/1/2031	620,463	(2,239)	(2,274)	4,9,10,15
First Legal Buyer, Inc.	Revolver	9.85%	3 Month SOFR	525	7/1/2030	310,231	59,850	59,723	4,9,15
First Legal Buyer, Inc.	First Lien Term Loan	9.85%	3 Month SOFR	525	7/1/2031	1,706,272	1,694,399	1,693,492	9,11,15
GHA Buyer, Inc.	Delayed Draw	10.10%	3 Month SOFR	550	6/24/2026	52,077	51,735	51,733	9,11,15
GHA Buyer, Inc.	Revolver	0.50%	3 Month SOFR	550	6/24/2026	89,941	(586)	(595)	4,9,10,15
GHA Buyer, Inc.	First Lien Term Loan	10.10%	1 Month SOFR	550	6/24/2026	1,105,155	1,097,894	1,097,707	9,11,15
Gold Medal Holdings, Inc.	First Lien Term Loan	10.35%	3 Month SOFR	575	3/17/2027	1,615,182	1,615,182	1,615,159	9,11,15
Gold Medal Holdings, Inc.	Delayed Draw	1.00%	3 Month SOFR	575	3/17/2027	380,711	—	(1,623)	4,9,10,15
Hec Purchaser Corp.	Revolver	10.84%	3 Month SOFR	550	6/17/2029	260,417	157,742	157,663	4,9,15
Hec Purchaser Corp.	First Lien Term Loan	9.75%	3 Month SOFR	550	6/17/2029	2,233,984	2,201,312	2,201,423	9,11,15
Heritage Foodservice Investment, LLC	Delayed Draw	1.00%	3 Month SOFR	550	8/1/2030	1,606,966	(9,740)	(9,649)	4,9,10,15
Heritage Foodservice Investment, LLC	Revolver	0.50%	3 Month SOFR	550	8/1/2030	200,871	(2,445)	(2,445)	4,9,10,15
Heritage Foodservice Investment, LLC	First Lien Term Loan	10.35%	3 Month SOFR	550	8/1/2030	1,562,875	1,544,058	1,543,365	9,11,15
Huckabee Acquisition, LLC	First Lien Term Loan	10.35%	3 Month SOFR	575	1/16/2030	1,492,500	1,471,613	1,471,022	9,11,15
IEQ Capital, LLC	Delayed Draw	9.04%	3 Month SOFR	599	8/15/2026	2,500,000	1,022,146	1,014,831	4,9,11,14
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.59%	3 Month SOFR	500	8/27/2026	4,000,000	3,992,000	3,992,000	9,11,14
Iodine Software, LLC	First Lien Term Loan	10.10%	3 Month SOFR	525	5/31/2027	470,733	470,733	470,725	9,11,15
Iodine Software, LLC	Delayed Draw	0.50%	3 Month SOFR	525	5/31/2027	617,898	—	(10)	4,9,10,15

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

Direct Lending (continued)	Investment Type	Interest Rate	Reference Rate	Basis Point Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (continued)
North America (continued)
Iodine Software, LLC	Revolver	0.50%	3 Month SOFR	525	5/31/2027	$96,922	$—	$(2)	4,9,10,15
Iodine Software, LLC	Delayed Draw	10.10%	3 Month SOFR	526	5/31/2027	686,459	686,459	686,448	9,11,15
KL Stockton Intermediate II, LLC	First Lien Term Loan	13.00%	3 Month SOFR	500	5/23/2031	614,225	602,680	602,344	13,19
LeadVenture Inc.	Delayed Draw	9.85%	3 Month SOFR	500	7/3/2030	100,040	98,468	98,831	9,11,14
LeadVenture Inc.	Delayed Draw	9.85%	3 Month SOFR	535	8/28/2026	2,153,509	659,651	663,829	4,9,15
LeadVenture Inc.	Revolver	9.85%	3 Month SOFR	535	8/28/2026	344,828	145,984	146,436	4,9,14
Life Science Intermediate Holdings, LLC	Delayed Draw	10.45%	3 Month SOFR	650	6/10/2027	2,498,168	813,132	814,441	4,9,15
Lighthouse Technologies Holding Corp	First Lien Term Loan	9.95%	3 Month SOFR	500	4/30/2025	3,989,501	3,973,646	3,977,433	9,11,15
MKD Electric, LLC	Revolver	10.80%	3 Month SOFR	550	5/31/2029	479,846	86,926	86,760	4,9,16
MKD Electric, LLC	First Lien Term Loan	10.80%	3 Month SOFR	550	5/31/2029	2,020,154	1,981,463	1,981,383	9,11,16
Mountain Parent, Inc.	Delayed Draw	0.50%	3 Month SOFR	500	6/27/2031	388,601	(1,874)	(1,766)	4,9,10,14
Mountain Parent, Inc.	Revolver	0.50%	3 Month SOFR	500	6/27/2031	207,254	(2,005)	(1,998)	4,9,10,14
Mountain Parent, Inc.	First Lien Term Loan	9.64%	3 Month SOFR	500	6/27/2031	1,904,145	1,886,067	1,885,791	9,11,14
NMI Acquisitionco, Inc.	First Lien Term Loan	9.95%	3 Month SOFR	525	9/6/2025	750,512	737,992	738,832	9,11
NMI Acquisitionco, Inc.	Revolver	0.50%	3 Month SOFR	525	9/6/2025	110,767	(1,852)	(1,724)	4,9,10,15
NMI Acquisitionco, Inc.	Delayed Draw	9.95%	3 Month SOFR	525	9/6/2025	385,807	379,371	379,802	9,11,15
Obra Capital, Inc.	First Lien Term Loan	12.53%	3 Month SOFR	750	6/21/2029	2,500,000	2,451,488	2,451,854	9,11,15
Owl Cyber Defense Solutions, LLC	Revolver	0.50%	3 Month SOFR	575	9/11/2029	315,137	(3,115)	(3,115)	4,9,10,15
Owl Cyber Defense Solutions, LLC	First Lien Term Loan	10.60%	3 Month SOFR	575	9/11/2029	2,142,930	2,121,825	2,121,825	9,11,15
PCS Midco, Inc.	Delayed Draw	10.81%	3 Month SOFR	575	3/1/2030	6,247	569	569	4,9,15
PCS Midco, Inc.	Revolver	10.81%	3 Month SOFR	575	3/1/2030	6,250	1,004	1,003	4,9,15
PCS Midco, Inc.	First Lien Term Loan	10.81%	3 Month SOFR	575	3/1/2030	609,423	600,748	600,586	9,11,15
Pharmalogic Holdings Corp	Delayed Draw	1.00%	3 Month SOFR	500	6/21/2030	1,036,269	(7,453)	(7,060)	4,9,10,15
Pharmalogic Holdings Corp	First Lien Term Loan	9.85%	3 Month SOFR	500	6/21/2030	2,956,321	2,913,100	2,913,571	9,11,15
PK Purchaser LLC	First Lien Term Loan	9.92%	3 Month SOFR	500	9/19/2029	4,000,000	3,960,000	3,960,000	9,11,15

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

Direct Lending (continued)	Investment Type	Interest Rate	Reference Rate	Basis Point Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (continued)
North America (continued)
PPW Aero Buyer, Inc.	Delayed Draw	10.10%	3 Month SOFR	550	2/15/2029	$434,930	$433,516	$431,902	9,15
PPW Aero Buyer, Inc.	Delayed Draw	1.00%	3 Month SOFR	550	2/15/2029	813,980	(8,434)	(5,626)	9,10,15
Puris, LLC	First Lien Term Loan	9.34%	3 Month SOFR	575	6/28/2031	2,810,176	2,768,105	2,767,648	9,11,15
Recipe Acquisition Corp.	Delayed Draw	1.00%	3 Month SOFR	500	7/24/2031	728,316	—	—	4,9,10,15
Recipe Acquisition Corp.	Revolver	12.00%	3 Month SOFR	500	7/24/2031	291,326	67,111	67,101	4,9,15
Recipe Acquisition Corp.	First Lien Term Loan	9.60%	3 Month SOFR	500	7/24/2031	2,585,522	2,572,814	2,572,595	9,11,15
Rocket Bidco, Inc.	First Lien Term Loan	11.00%	3 Month SOFR	575	11/1/2030	3,750,000	3,677,261	3,672,807	9,11,15
Rushmore Investment III LLC	First Lien Term Loan	11.53%	3 Month SOFR	625	10/18/2030	2,736,250	2,709,061	2,707,615	9,11,15
SageBrusher Buyer, LLC	Revolver	0.50%	3 Month SOFR	525	7/16/2031	258,621	(3,734)	(3,836)	4,9,10
SageBrusher Buyer, LLC	First Lien Term Loan	10.10%	3 Month SOFR	525	7/11/2031	2,235,776	2,203,240	2,202,315	9,11,15
Sigma Defense Systems LLC	Revolver	0.50%	3 Month SOFR	675	12/18/2027	25,000	(483)	(488)	4,9,10
Sigma Defense Systems LLC	First Lien Term Loan	11.50%	3 Month SOFR	700	12/18/2027	594,602	583,039	583,007	9,11,15
Sonny's Enterprises, LLC	Delayed Draw	10.66%	3 Month SOFR	525	8/5/2028	150,000	10,843	11,037	4,9
Thames Technology Holdings, Inc.	First Lien Term Loan	11.57%	3 Month SOFR	625	8/31/2029	1,764,457	1,739,261	1,745,665	9,11,15
Thrive Buyer, Inc.	Delayed Draw	10.75%	3 Month SOFR	600	1/22/2027	492,650	493,740	492,650	9,11,15
Thrive Buyer, Inc.	Revolver	13.00%	3 Month SOFR	600	1/22/2027	97,122	64,972	64,748	4,9,15
Thrive Buyer, Inc.	First Lien Term Loan	10.75%	3 Month SOFR	600	1/22/2027	657,262	658,743	657,262	9,11,15
TPC US Parent, LLC	First Lien Term Loan	10.98%	3 Month SOFR	550	11/22/2025	248,750	245,669	245,697	9,11,15
Tvg Shelby Buyer, Inc.	Delayed Draw	1.00%	3 Month SOFR	550	3/27/2028	833,333	(3,810)	(5,639)	4,9,10,15
Tvg Shelby Buyer, Inc.	Revolver	0.50%	3 Month SOFR	550	3/27/2028	83,333	(1,147)	(1,289)	4,9,10,15
Tvg Shelby Buyer, Inc.	First Lien Term Loan	10.35%	3 Month SOFR	575	3/27/2028	831,250	819,464	819,422	9,11,15
USIC Holdings, Inc.	Delayed Draw	10.35%	3 Month SOFR	525	9/10/2031	198,838	5,018	5,152	4,9,14
USIC Holdings, Inc.	Revolver	10.33%	3 Month SOFR	525	9/10/2031	429,163	206,305	206,305	4,9,14
USIC Holdings, Inc.	First Lien Term Loan	10.35%	3 Month SOFR	525	9/10/2031	3,371,998	3,355,138	3,355,138	9,11,14
Vacation Rental Brands, LLC	Revolver	0.50%	3 Month SOFR	550	9/8/2031	204,849	(3,046)	(3,073)	4,9,10,15
Vacation Rental Brands, LLC	First Lien Term Loan	10.49%	3 Month SOFR	550	9/8/2031	1,792,432	1,765,804	1,765,546	9,11,15

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

Direct Lending (continued)	Investment Type	Interest Rate	Reference Rate	Basis Point Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (continued)
North America (continued)
Vacation Rental Brands, LLC	Delayed Draw	1.00%	3 Month SOFR	550	9/8/2031	$460,911	$(3,424)	$(3,457)	4,9,10,15
Vensure Employer Services, Inc.	Delayed Draw	0.50%	3 Month SOFR	500	9/27/2031	884,521	(4,416)	(4,423)	4,9,10,15
Vensure Employer Services, Inc.	First Lien Term Loan	9.59%	3 Month SOFR	500	9/27/2031	3,115,479	3,084,372	3,084,324	9,11,15
Vital Purchaser, LLC	Revolver	0.50%	3 Month SOFR	575	8/7/2030	164,000	(3,204)	(3,431)	4,9,10,15
Vital Purchaser, LLC	First Lien Term Loan	10.63%	3 Month SOFR	575	8/7/2030	1,836,000	1,799,706	1,798,907	9,11,15
VRC Companies, LLC	First Lien Term Loan	11.01%	3 Month SOFR	550	6/29/2027	3,969,272	3,969,272	3,969,234	9,11,15
Worldwide Insurance Network, LLC	Delayed Draw	10.87%	3 Month SOFR	578	5/28/2030	664,225	215,446	215,906	4,9,14
Worldwide Insurance Network, LLC	First Lien Term Loan	10.77%	3 Month SOFR	570	5/28/2030	833,139	825,332	825,612	9,11,14
Total North America							115,946,358	115,951,750
Total Direct Lending							$115,946,358	$115,951,750

Specialty Credit	Investment Type	Interest Rate	Reference Rate	Basis Point Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Specialty Credit - 32.70%									1,5,6,9
North America - 32.70%
CIFC Stone Warehouse II Ltd	Collateralized Loan Obligation	N/A	N/A	N/A	N/A	$1,950,000	$1,950,000	$1,950,000	4,20
CLP Issuer III, LLC	Revolver	13.08%	N/A	N/A	10/25/2025	4,000,000	3,818,688	3,819,200	4,7,12
Fortiva Retail Credit Master Note Business Trust	Bond	9.46%	N/A	N/A	3/15/2028	2,000,000	1,995,224	1,994,668	12
Fortiva Retail Credit Master Note Business Trust	Bond	12.09%	N/A	N/A	3/15/2028	2,000,000	1,995,223	1,994,580	12
Health Plan One, Inc.	First Lien Term Loan	12.70%	3 Month SOFR	750	9/19/2027	4,000,000	3,970,815	3,967,923	7,8
Heights Financing I	Revolver	14.82%	3 Month SOFR	950	10/31/2026	4,000,000	3,253,891	3,254,237	4,8
Heights Financing II	Revolver	13.70%	3 Month SOFR	1061	10/31/2026	4,000,000	3,078,364	3,083,549	4,7,8
Identity Automation, LP	Delayed Draw	15.17%	3 Month SOFR	1000	9/6/2026	4,000,000	3,767,749	3,767,425	4,7,8
Klover Receivables SPV I, LLC	Revolver	16.75%	N/A	N/A	7/31/2026	3,911,741	3,949,921	3,950,859	7,12
Mission Lane Credit Card Master Trust Barclays	Revolver	13.45%	3 Month SOFR	875	12/12/2025	2,766,177	1,196,671	1,195,882	4,8

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

Specialty Credit (continued)	Investment Type	Interest Rate	Reference Rate	Basis Point Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Specialty Credit (continued)
North America (continued)
Mission Lane Credit Card Master Trust JPM	Revolver	13.70%	3 Month SOFR	900	12/12/2025	$1,233,823	$368,482	$368,717	4,8
Shoreditch No. 1 LP	Revolver	15.06%	3 Month SOFR	975	5/31/2025	4,000,000	1,712,236	1,710,000	4,7,8
Smartpay SPV LLC	Revolver	11.50%	N/A	N/A	10/25/2025	4,000,000	2,112,290	2,111,706	4,7,12
Synchronoss Technologies, Inc.	First Lien Term Loan	10.20%	3 Month SOFR	550	6/28/2028	1,987,500	1,892,339	1,888,027	7,8,11,18
Upgrade Warehouse	Revolver	12.42%	3 Month SOFR	725	2/28/2025	4,000,000	2,831,824	2,834,672	4,7,8
Total North America							37,893,717	37,891,445
Total Specialty Credit							$37,893,717	$37,891,445
Total Investments - 135.27%							$156,755,485	$156,745,344
Other assets in excess of liabilities - (35.27)%								(40,865,460)
Net Assets - 100%								$115,879,884

1	Geographic region generally reflects the location of the investment manager for Investment Funds and headquarters for debt investments.

2	Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor and the final distribution date is not known, except where noted. Investment funds are fair valued at adjusted net asset value.

3	Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. Total fair value of restricted investments as of September 30, 2024 was $2,902,149 or 2.50% of net assets. There are no circumstances that could cause a lapse in the restriction to resale.

4	Investment has undrawn commitments. For private credit investments, unamortized fees are classified as unearned income which reduces cost basis and may result in a negative cost basis. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an undrawn commitment fee.

5	Fair value was determined using significant unobservable inputs.

6	Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.

7	Senior secured debt investment.

8	Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”) which reset monthly or quarterly. For each such investment, the Company has provided the spread over SOFR and the current contractual interest rate in effect at September 30, 2024. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of September 30, 2024. As of September 30, 2024, effective rates for 1 Month SOFR and 3 Month SOFR are 5.163% and 5.309%, respectively. For portfolio companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of September 30, 2024. Certain investments are subject to a SOFR floor and have been provided.

9	Income producing debt investment that pays all interest in cash.

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

10	Unfunded position. Interest reflects the unfunded commitment fee rate

11	Security is held by CRDEX LLC and designated as collateral for future borrowings on the JPMorgan Chase Bank, N.A. credit facility.

12	Interest rate is fixed.

13	Interest rate on funded balance is subject to a floor of 0.50%.

14	Interest rate on funded balance is subject to a floor of 0.75%.

15	Interest rate on funded balance is subject to a floor of 1.00%.

16	Interest rate on funded balance is subject to a floor of 1.25%.

17	Interest rate on funded balance is subject to a floor of 1.50%.

18	Interest rate on funded balance is subject to a floor of 2.50%.

19	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

20	A Collateralized Loan Obligation Warehouse ("CLO Warehouse") is an entity organized for the purpose of holding syndicated bank loans, also known as leveraged loans, prior to the issuance of securities from that same vehicle. During the warehouse period, a CLO Warehouse will secure investments and build a portfolio of primarily leveraged loans and other debt obligations. The warehouse period terminates when the collateralized loan obligation vehicle issues various tranches of securities to the market. At this time, financing through the issuance of debt and equity securities is used to repay bank financing.